UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 84.8%
Security		Principal Amount* (000’s omitted)	Value

Aerospace — 1.9%

Bombardier, Inc., 6.00%, 10/15/22(1)		17,600	$17,699,000

Bombardier, Inc., 6.125%, 1/15/23(1)		5,025	5,031,281

Bombardier, Inc., 7.875%, 4/15/27(1)		7,815	7,873,612

TransDigm, Inc., 6.25%, 3/15/26(1)		16,947	17,688,431

TransDigm, Inc., 6.375%, 6/15/26		4,635	4,663,969

TransDigm, Inc., 6.50%, 7/15/24		10,766	10,947,676

TransDigm, Inc., 6.50%, 5/15/25		7,070	7,167,213

TransDigm, Inc., 7.50%, 3/15/27(1)		13,432	13,885,330

TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)		5,020	5,057,650

			$90,014,162

Automotive & Auto Parts — 1.6%

Navistar International Corp., 6.625%, 11/1/25(1)		21,515	$22,052,875

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(2)	EUR	16,482	19,016,313

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		11,899	12,449,924

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		21,808	22,571,280

			$76,090,392

Banking & Thrifts — 0.3%

CIT Group, Inc., 6.125%, 3/9/28		4,300	$4,799,875

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)		9,210	10,208,824

			$15,008,699

Broadcasting — 1.6%

Gray Television, Inc., 7.00%, 5/15/27(1)		471	$509,710

Netflix, Inc., 5.375%, 11/15/29(1)		5,536	5,619,040

Netflix, Inc., 5.50%, 2/15/22		8,685	9,162,675

Netflix, Inc., 5.875%, 2/15/25		5,730	6,191,981

Netflix, Inc., 5.875%, 11/15/28		12,610	13,335,075

Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		11,487	11,624,270

Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		25,213	26,126,971

Tribune Media Co., 5.875%, 7/15/22		1,000	1,019,000

			$73,588,722

Building Materials — 1.0%

Builders FirstSource, Inc., 5.625%, 9/1/24(1)		6,079	$6,116,994

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		14,659	13,632,870

Standard Industries, Inc., 5.50%, 2/15/23(1)		9,210	9,371,175

Security		Principal Amount* (000’s omitted)	Value

Building Materials (continued)

Standard Industries, Inc., 6.00%, 10/15/25(1)		16,725	$17,543,856

			$46,664,895

Cable & Satellite TV — 6.1%

Altice Finco SA, 8.125%, 1/15/24(1)		5,133	$5,338,320

Altice France SA, 7.375%, 5/1/26(1)		12,115	12,304,297

Altice France SA, 8.125%, 2/1/27(1)		14,883	15,589,943

Altice Luxembourg SA, 7.75%, 5/15/22(1)		16,634	16,987,472

Cablevision Systems Corp., 5.875%, 9/15/22		15,715	16,382,887

Cablevision Systems Corp., 8.00%, 4/15/20		12,960	13,533,869

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		12,245	12,466,941

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		13,405	13,907,688

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,625	1,669,688

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		11,655	12,223,181

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		20,085	21,033,213

CSC Holdings, LLC, 5.125%, 12/15/21(1)		8,884	8,928,420

CSC Holdings, LLC, 5.375%, 7/15/23(1)		4,030	4,130,750

CSC Holdings, LLC, 5.50%, 5/15/26(1)		14,955	15,394,303

CSC Holdings, LLC, 6.50%, 2/1/29(1)		3,831	4,120,719

CSC Holdings, LLC, 6.75%, 11/15/21		12,915	13,851,338

CSC Holdings, LLC, 7.50%, 4/1/28(1)		4,369	4,789,516

CSC Holdings, LLC, 10.875%, 10/15/25(1)		17,461	20,123,802

DISH DBS Corp., 5.875%, 7/15/22		9,745	9,544,740

DISH DBS Corp., 5.875%, 11/15/24		1,805	1,563,581

DISH DBS Corp., 6.75%, 6/1/21		2,662	2,751,676

DISH DBS Corp., 7.75%, 7/1/26		4,345	3,899,638

UPC Holding B.V., 5.50%, 1/15/28(1)		8,508	8,614,350

UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		4,740	4,857,078

Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		12,495	12,756,895

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		7,835	8,050,698

Ziggo B.V., 4.25%, 1/15/27(2)	EUR	6,726	7,889,810

Ziggo B.V., 5.50%, 1/15/27(1)		8,446	8,467,115

Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		5,135	5,160,675

Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,260,350

			$289,592,953

Capital Goods — 0.8%

BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	$9,312,125

18	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Capital Goods (continued)

Colfax Corp., 6.00%, 2/15/24(1)		3,378	$3,521,565

Colfax Corp., 6.375%, 2/15/26(1)		5,532	5,863,920

Resideo Funding, Inc., 6.125%, 11/1/26(1)		4,355	4,518,312

Welbilt, Inc., 9.50%, 2/15/24		14,780	16,036,300

			$39,252,222

Chemicals — 1.9%

Chemours Co. (The), 4.00%, 5/15/26	EUR	1,000	$1,172,075

Chemours Co. (The), 5.375%, 5/15/27		5,000	5,012,500

Chemours Co. (The), 7.00%, 5/15/25		6,985	7,404,100

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		8,085	7,559,475

OCI N.V., 6.625%, 4/15/23(1)		4,046	4,234,139

Olin Corp., 5.00%, 2/1/30		4,855	4,824,656

PQ Corp., 6.75%, 11/15/22(1)		3,150	3,272,063

SPCM SA, 4.875%, 9/15/25(1)		12,913	12,654,740

Tronox, Inc., 6.50%, 4/15/26(1)		6,536	6,617,700

Tronox Finance PLC, 5.75%, 10/1/25(1)		5,835	5,718,300

Valvoline, Inc., 5.50%, 7/15/24		2,810	2,894,300

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		6,000	5,685,000

Versum Materials, Inc., 5.50%, 9/30/24(1)		9,540	10,172,025

W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590	9,973,600

W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,693,750

			$89,888,423

Consumer Products — 1.9%

Central Garden & Pet Co., 5.125%, 2/1/28		2,045	$1,947,863

Central Garden & Pet Co., 6.125%, 11/15/23		7,150	7,507,500

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(2)	EUR	1,000	1,159,731

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	23,699,093

Energizer Holdings, Inc., 6.375%, 7/15/26(1)		18,735	19,384,870

Energizer Holdings, Inc., 7.75%, 1/15/27(1)		5,934	6,445,807

Mattel, Inc., 6.75%, 12/31/25(1)		14,641	14,682,178

Spectrum Brands, Inc., 5.75%, 7/15/25		14,685	15,070,481

			$89,897,523

Containers — 2.2%

ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(5)		6,121	$6,144,254

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		3,020	3,038,875

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	$13,170,399

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	11,840	12,518,432

Berry Global, Inc., 4.50%, 2/15/26(1)	5,465	5,314,712

Berry Global, Inc., 6.00%, 10/15/22	10,130	10,459,225

BWAY Holding Co., 5.50%, 4/15/24(1)	4,085	4,072,337

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	4,555	4,452,512

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	5,302,594

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	17,425	18,296,250

Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,440,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,770,564

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,230	2,241,118

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	8,125	8,414,453

		$105,636,525

Diversified Financial Services — 2.0%

DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	$7,725,375

DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	13,138,563

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,370	16,906,609

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,940,825

MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,672,975

Navient Corp., 6.75%, 6/15/26	4,705	4,752,473

Navient Corp., 7.25%, 1/25/22	1,240	1,333,000

Navient Corp., 8.00%, 3/25/20	10,785	11,202,919

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	20,950	21,863,629

Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	7,260	7,652,984

		$96,189,352

Diversified Media — 0.8%

Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	6,075	$6,226,875

Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,129,637

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	1,975	2,130,531

MDC Partners, Inc., 6.50%, 5/1/24(1)	15,559	13,225,150

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media (continued)

Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	$5,626,888

		$39,339,081

Energy — 15.4%

Aker BP ASA, 5.875%, 3/31/25(1)	4,445	$4,689,475

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	5,457,519

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,626,768

Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	5,160	5,440,575

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	7,590	7,775,196

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	14,788	15,175,889

Antero Resources Corp., 5.375%, 11/1/21	8,635	8,732,144

Antero Resources Corp., 5.625%, 6/1/23	2,770	2,812,381

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,763	13,487,740

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	5,106	5,616,600

Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	4,933	4,877,504

Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	20,891	21,073,796

Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	15,275,925

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,685,688

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	11,411	11,853,176

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	11,840	12,787,200

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	19,817,331

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,709,250

Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	8,670	8,977,438

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	7,748	7,728,630

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	36,320	36,002,200

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	14,131,036

Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,625	1,657,500

Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,782,250

Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,881,831

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,730,550

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	$10,528,800

Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,533,459

Energy Transfer Operating, L.P., 7.50%, 10/15/20	7,970	8,480,309

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)	5,295	5,047,644

EnLink Midstream, LLC, 5.375%, 6/1/29	6,792	6,826,232

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	4,380	3,920,100

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	16,212	13,374,900

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	3,552,125

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	14,920,193

Gulfport Energy Corp., 6.00%, 10/15/24	7,730	6,816,932

Gulfport Energy Corp., 6.625%, 5/1/23	5,710	5,524,425

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	190	192,375

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	11,525	11,798,719

Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,123,014

Jagged Peak Energy, LLC, 5.875%, 5/1/26	2,010	2,027,588

Matador Resources Co., 5.875%, 9/15/26	15,245	15,435,563

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	13,096,200

Nabors Industries, Inc., 5.75%, 2/1/25	3,178	2,907,870

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	26,686	27,019,575

Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,671,098

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,513,200

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	4,270	4,430,125

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,401,075

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,615,360

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,854,453

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,502,884

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,245,075

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	14,357,754

PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,964,081

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	13,365	12,819,908

Precision Drilling Corp., 6.50%, 12/15/21	636	640,607

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	$3,605,700

Precision Drilling Corp., 7.75%, 12/15/23	695	726,275

QEP Resources, Inc., 5.625%, 3/1/26	5,157	4,843,351

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	15,960	15,541,050

Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,685,600

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	18,330,850

SM Energy Co., 6.125%, 11/15/22	2,093	2,124,395

SM Energy Co., 6.625%, 1/15/27	6,380	6,045,050

SM Energy Co., 6.75%, 9/15/26	1,600	1,540,000

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	7,197,469

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	23,780	24,344,775

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	6,806,766

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	4,107	4,409,891

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	8,212	8,889,490

Tervita Escrow Corp., 7.625%, 12/1/21(1)	18,857	19,186,997

Transocean, Inc., 7.25%, 11/1/25(1)	9,132	9,074,925

Transocean, Inc., 7.50%, 1/15/26(1)	4,115	4,073,850

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	6,903	7,144,838

Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,716	4,880,594

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	2,104	2,246,020

Weatherford International, Ltd., 8.25%, 6/15/23	2,745	1,907,775

Weatherford International, Ltd., 9.875%, 2/15/24	6,340	4,469,700

Whiting Petroleum Corp., 5.75%, 3/15/21	6,215	6,399,586

Whiting Petroleum Corp., 6.25%, 4/1/23	1,157	1,187,371

Whiting Petroleum Corp., 6.625%, 1/15/26	6,585	6,576,900

Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	7,232,324

Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,649,953

Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,478,367

		$728,527,097

Entertainment & Film — 0.3%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	14,605	$13,619,163

		$13,619,163

Environmental — 1.4%

Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	10,625	$11,209,375

Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,929,375

Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,401,856

Security	Principal Amount* (000’s omitted)	Value

Environmental (continued)

GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	$10,996,875

GFL Environmental, Inc., 7.00%, 6/1/26(1)	4,785	4,677,338

GFL Environmental, Inc., 8.50%, 5/1/27(1)	14,448	15,080,100

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	9,431	9,431,000

		$63,725,919

Food, Beverage & Tobacco — 1.5%

Dole Food Co., Inc., 7.25%, 6/15/25(1)	18,570	$17,362,950

Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,665,000

Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	13,213,650

Post Holdings, Inc., 5.625%, 1/15/28(1)	7,062	7,171,885

Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,262,375

US Foods, Inc., 5.875%, 6/15/24(1)	17,514	17,973,742

		$69,649,602

Gaming — 3.6%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	15,694	$15,380,120

Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	10,863,018

Eldorado Resorts, Inc., 6.00%, 9/15/26	747	778,748

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,200,000

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,090,782

GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,360	2,410,740

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	10,971,974

GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	8,394,114

Golden Entertainment, Inc., 7.625%, 4/15/26(1)	4,089	4,109,445

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	5,519	5,981,216

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,684,488

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,137,775

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	4,084	4,303,515

MGM Resorts International, 5.75%, 6/15/25	10,020	10,646,250

MGM Resorts International, 6.625%, 12/15/21	2,785	2,993,875

MGM Resorts International, 7.75%, 3/15/22	13,100	14,524,625

Scientific Games International, Inc., 10.00%, 12/1/22	2,716	2,868,775

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	11,985	12,599,231

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	$6,991,425

VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,685,693

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	8,804	8,616,915

Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	1,011,595

		$168,244,319

Healthcare — 10.7%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	17,601	$19,218,092

Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	4,735	5,279,525

Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	4,520	4,553,900

Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	7,041	7,232,445

Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	2,927	3,057,252

Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	11,210	11,338,355

Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,456,300

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,590,475

Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	18,304	19,333,600

Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	18,013,362

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	16,512,925

Centene Corp., 4.75%, 1/15/25	18,525	18,839,925

Centene Corp., 5.375%, 6/1/26(1)	18,665	19,528,256

Centene Corp., 6.125%, 2/15/24	9,335	9,790,081

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	3,595	3,770,256

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	10,563	10,629,019

HCA, Inc., 5.00%, 3/15/24	4,635	4,912,548

HCA, Inc., 5.25%, 6/15/26	8,825	9,439,429

HCA, Inc., 5.375%, 9/1/26	11,055	11,690,663

HCA, Inc., 5.625%, 9/1/28	13,635	14,555,362

HCA, Inc., 5.875%, 2/15/26	13,250	14,272,767

HCA, Inc., 5.875%, 2/1/29	7,681	8,276,278

HCA, Inc., 7.50%, 2/15/22	10,400	11,466,000

HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,831,831

Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,510,784

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	29,096	29,750,660

Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	7,646	7,816,124

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	21,680	23,520,632

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	49,139	49,517,370

Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	18,122	18,099,347

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	$13,368,855

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,219	4,462,245

Teleflex, Inc., 4.625%, 11/15/27	7,455	7,445,681

Teleflex, Inc., 4.875%, 6/1/26	3,585	3,674,625

Teleflex, Inc., 5.25%, 6/15/24	4,200	4,326,000

Tenet Healthcare Corp., 6.00%, 10/1/20	12,205	12,662,688

Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,376,531

Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,636,390

WellCare Health Plans, Inc., 5.25%, 4/1/25	21,207	21,975,754

WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	12,119	12,722,526

		$503,454,858

Homebuilders & Real Estate — 1.2%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)(6)	11,701	$11,949,646

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	5,001	5,001,000

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	17,807	17,940,553

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	8,869	9,068,553

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,197,168

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,569	1,593,837

		$54,750,757

Hotels — 0.6%

ESH Hospitality, Inc., 5.25%, 5/1/25(1)	15,150	$15,244,687

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,640,810

		$25,885,497

Insurance — 1.5%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	24,315	$25,105,237

Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	14,125	11,970,938

Hub International, Ltd., 7.00%, 5/1/26(1)	17,266	17,460,242

USI, Inc., 6.875%, 5/1/25(1)	15,000	14,981,250

		$69,517,667

Leisure — 1.3%

Merlin Entertainments PLC, 5.75%, 6/15/26(1)	11,256	$11,717,496

NCL Corp., Ltd., 4.75%, 12/15/21(1)	8,182	8,292,866

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure (continued)

Viking Cruises, Ltd., 5.875%, 9/15/27(1)	31,551	$31,472,123

Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	9,027,200

		$60,509,685

Metals & Mining — 3.0%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	6,735	$7,021,238

Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	5,255	5,570,300

Constellium N.V., 5.875%, 2/15/26(1)	17,071	17,369,742

Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,399	25,335,502

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	5,746	5,372,510

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	9,353	9,271,161

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	14,696	14,255,120

Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,892,819

Freeport-McMoRan, Inc., 5.45%, 3/15/43	10,278	9,327,285

Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,955,150

New Gold, Inc., 6.25%, 11/15/22(1)	3,191	2,911,788

New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,082,400

Novelis Corp., 5.875%, 9/30/26(1)	7,032	7,163,850

Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,318,688

Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,277,278

		$139,124,831

Paper — 0.1%

Mercer International, Inc., 5.50%, 1/15/26	3,275	$3,250,438

		$3,250,438

Publishing & Printing — 0.1%

McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	7,037	$6,043,024

		$6,043,024

Railroad — 0.4%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	16,180	$16,382,250

		$16,382,250

Restaurant — 1.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	9,095	$9,146,159

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	21,385,500

Golden Nugget, Inc., 6.75%, 10/15/24(1)	21,455	21,991,375

Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	15,025,500

Security	Principal Amount* (000’s omitted)	Value

Restaurant (continued)

Yum! Brands, Inc., 3.875%, 11/1/20	3,280	$3,304,600

		$70,853,134

Services — 3.5%

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	$2,532,425

Cloud Crane, LLC, 10.125%, 8/1/24(1)	11,231	12,101,402

Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,614,054

IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,791,040

KAR Auction Services, Inc., 5.125%, 6/1/25(1)	9,959	10,008,795

Laureate Education, Inc., 8.25%, 5/1/25(1)	28,928	31,459,200

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	10,812	11,415,580

Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,228,875

Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,443,938

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,264,475

TMS International Corp., 7.25%, 8/15/25(1)	10,320	10,139,400

Vizient, Inc., 6.25%, 5/15/27(1)(6)	2,728	2,830,300

Vizient, Inc., 10.375%, 3/1/24(1)	22,415	24,182,423

West Corp., 8.50%, 10/15/25(1)	14,443	12,800,109

		$166,812,016

Steel — 0.4%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,425	$2,509,875

Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,577,250

Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,688,526

		$19,775,651

Super Retail — 1.2%

Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	$6,786,637

Party City Holdings, Inc., 6.125%, 8/15/23(1)	17,760	18,070,800

Party City Holdings, Inc., 6.625%, 8/1/26(1)	9,679	9,618,700

PVH Corp., 7.75%, 11/15/23	13,090	14,767,353

Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	2,950,350

William Carter Co. (The), 5.625%, 3/15/27(1)	5,782	5,998,825

		$58,192,665

Technology — 5.5%

Alliance Data Systems Corp., 5.875%, 11/1/21(1)	10,370	$10,616,287

Camelot Finance SA, 7.875%, 10/15/24(1)	16,160	17,089,200

CommScope, Inc., 8.25%, 3/1/27(1)	3,867	4,186,027

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	12,245	11,464,381

CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	20,045,482

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	9,130	9,300,936

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Technology (continued)

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	$22,125,402

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	23,930,965

EIG Investors Corp., 10.875%, 2/1/24	16,060	17,244,425

Entegris, Inc., 4.625%, 2/10/26(1)	5,107	5,132,535

First Data Corp., 5.00%, 1/15/24(1)	12,420	12,739,629

Infor (US), Inc., 6.50%, 5/15/22	14,365	14,674,709

Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)	8,420	8,472,625

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	14,409,825

Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,625	15,137,500

Seagate HDD Cayman, 4.75%, 1/1/25	1,053	1,028,688

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,972,269

Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,638	5,055,420

Symantec Corp., 5.00%, 4/15/25(1)	4,902	5,002,648

Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	7,375	7,605,469

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,032	3,931,200

Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	8,466	7,767,555

Western Digital Corp., 4.75%, 2/15/26	6,326	6,120,405

		$261,053,582

Telecommunications — 6.9%

CenturyLink, Inc., 6.75%, 12/1/23	6,738	$7,167,547

CenturyLink, Inc., 7.50%, 4/1/24	11,410	12,287,201

Digicel, Ltd., 6.00%, 4/15/21(1)	15,745	13,973,687

DKT Finance ApS, 9.375%, 6/17/23(1)	2,080	2,260,960

Equinix, Inc., 5.375%, 5/15/27	7,730	8,202,303

Equinix, Inc., 5.875%, 1/15/26	13,010	13,758,075

Frontier California, Inc., 6.75%, 5/15/27	2,855	2,598,050

Frontier Communications Corp., 6.875%, 1/15/25	9,340	4,996,900

Frontier Communications Corp., 7.625%, 4/15/24	2,695	1,502,463

Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,620,288

Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	11,784,839

Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,275	3,320,031

Intelsat Jackson Holdings SA, 5.50%, 8/1/23	6,875	6,230,469

Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	8,090	8,464,162

Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	8,704	8,633,280

Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,646,360

Level 3 Financing, Inc., 5.375%, 1/15/24	8,975	9,109,625

Level 3 Parent, LLC, 5.75%, 12/1/22	2,300	2,325,139

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	2,671	$2,617,580

Sable International Finance, Ltd., 5.75%, 9/7/27(1)	5,998	5,960,512

SBA Communications Corp., 4.00%, 10/1/22	7,385	7,458,850

SBA Communications Corp., 4.875%, 9/1/24	3,320	3,384,367

Sprint Capital Corp., 6.875%, 11/15/28	8,690	8,336,969

Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,466,394

Sprint Communications, Inc., 7.00%, 8/15/20	4,317	4,489,680

Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,499,625

Sprint Corp., 7.125%, 6/15/24	7,445	7,479,898

Sprint Corp., 7.25%, 9/15/21	6,650	6,982,500

Sprint Corp., 7.625%, 2/15/25	14,960	15,147,000

Sprint Corp., 7.625%, 3/1/26	6,584	6,594,205

Sprint Corp., 7.875%, 9/15/23	42,779	44,597,107

T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,823,551

T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	7,203,937

T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,293,905

T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	28,005,864

Telecom Italia SpA, 5.303%, 5/30/24(1)	7,634	7,634,000

ViaSat, Inc., 5.625%, 4/15/27(1)	5,799	5,929,478

Wind Tre SpA, 5.00%, 1/20/26(1)	3,696	3,395,700

Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	8,966,575

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	4,807	4,909,149

		$326,058,225

Transport Excluding Air & Rail — 0.3%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	$4,487,450

XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,787,507

		$16,274,957

Utility — 2.3%

AES Corp. (The), 4.00%, 3/15/21	6,990	$7,077,375

AES Corp. (The), 5.50%, 4/15/25	2,379	2,475,326

AES Corp. (The), 6.00%, 5/15/26	19,875	21,117,187

Calpine Corp., 5.25%, 6/1/26(1)	7,245	7,281,225

Calpine Corp., 5.50%, 2/1/24	1,875	1,867,969

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,783,250

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	6,122	6,037,823

NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,661,168

NRG Energy, Inc., 7.25%, 5/15/26	16,520	18,048,100

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,596,094

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	$6,900,300

TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,218,512

Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,581,225

		$107,645,554

Total Corporate Bonds & Notes (identified cost $3,945,428,431)		$4,000,513,840

Senior Floating-Rate Loans — 9.9%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.2%

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23	$3,620	$3,613,156

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	5,301	5,286,289

		$8,899,445

Automotive & Auto Parts — 0.6%

Navistar International Corp., Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$13,741	$13,766,445

Panther BF Aggregator 2 L.P., Term Loan, Maturing 3/18/26(8)	16,525	16,596,884

		$30,363,329

Broadcasting — 0.3%

iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(8)	$11,129	$8,249,371

iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(8)	5,564	4,142,860

		$12,392,231

Building Materials — 0.1%

Hillman Group, Inc. (The), Term Loan, Maturing 5/31/25(8)	$4,786	$4,729,166

		$4,729,166

Cable & Satellite TV — 0.1%

CSC Holdings, LLC, Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$6,161	$6,186,617

		$6,186,617

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Capital Goods — 0.1%

Cortes NP Acquisition Corporation, Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,601,198

		$6,601,198

Containers — 0.3%

Berry Global, Inc., Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing 1/6/21	$4,300	$4,300,447

BWAY Holding Co., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	7,502	7,424,928

		$11,725,375

Food, Beverage & Tobacco — 0.3%

HLF Financing S.a.r.l., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$11,821	$11,879,703

		$11,879,703

Gaming — 0.7%

Lago Resort & Casino, LLC, Term Loan, 12.10%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$11,696	$11,637,945

Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	771	769,558

Peninsula Pacific Entertainment, LLC, Term Loan, 9.85%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	6,943	6,934,321

Stars Group Holdings B.V. (The), Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	13,219	13,298,407

		$32,640,231

Healthcare — 1.3%

Acadia Healthcare Company, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$2,385	$2,385,071

Bausch Health Cos., Inc., Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	2,775	2,786,491

Kinetic Concepts, Inc., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	961	964,638

MPH Acquisition Holdings, LLC, Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	2,520	2,499,143

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	12,420	12,468,973

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Healthcare (continued)

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	$772	$774,788

Press Ganey Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	30,444	30,488,215

Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	7,325	7,348,245

		$59,715,564

Homebuilders & Real Estate — 0.0%(10)

CCM Merger, Inc., Term Loan, Maturing 8/8/21(8)	$1,722	$1,725,145

		$1,725,145

Insurance — 0.3%

Hub International, Ltd., Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing 4/25/25(11)	$3,762	$3,728,955

Sedgwick Claims Management Services, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	11,692	11,675,259

		$15,404,214

Metals & Mining — 0.9%

Big River Steel, LLC, Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,501	$8,564,304

GrafTech Finance, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	32,043	32,081,891

		$40,646,195

Services — 1.3%

AlixPartners, LLP, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$9,518	$9,545,387

Asurion, LLC, Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	52,528	53,677,427

		$63,222,814

Technology — 2.6%

Applied Systems, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$6,989	$6,995,122

EIG Investors Corp., Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	23,798	23,845,565

First Data Corp., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 7/8/22	6,823	6,828,157

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)

Infor (US), Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	$18,095	$18,117,619

Solera, LLC, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	12,524	12,550,898

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	14,383	14,415,010

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	3,320	3,328,188

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,427	2,432,407

Trans Union, LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	9,925	9,944,641

Verifone Systems, Inc., Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	12,487	12,490,372

Veritas Bermuda, Ltd., Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing 1/27/23(11)	12,753	11,987,811

		$122,935,790

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$10,084	$10,037,194

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(12)	5,420	5,453,875

		$15,491,069

Utility — 0.5%

TEX Operations Co., LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$12,576	$12,609,729

Vistra Operations Company, LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	4,778	4,790,869

Vistra Operations Company, LLC, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	3,903	3,918,890

		$21,319,488

Total Senior Floating-Rate Loans (identified cost $463,269,628)		$465,877,574

Common Stocks — 0.3%
Security	Shares	Value

Consumer Products — 0.0%(10)

HF Holdings, Inc.(13)(14)(15)	3,400	$8,398

		$8,398

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy — 0.2%

Ascent CNR Corp., Class A(13)(14)(15)	32,029,863	$10,249,556

Nine Point Energy Holdings, Inc.(13)(14)(15)	157,059	174,336

		$10,423,892

Gaming — 0.1%

Caesars Entertainment Corp.(13)	499,170	$4,672,231

New Cotai Participation Corp., Class B(13)(14)(15)	36	53,568

		$4,725,799

Total Common Stocks (identified cost $15,061,435)		$15,158,089

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%

Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(13)(14)(15)	2,928	$4,298,216

Total Convertible Preferred Stocks (identified cost $2,928,000)		$4,298,216

Exchange-Traded Funds — 0.5%
Security	Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF	725,000	$26,295,750

Total Exchange-Traded Funds (identified cost $25,113,808)		$26,295,750

Miscellaneous — 0.3%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(13)(14)	11,599,560	$0

		$0

Gaming — 0.3%

PGP Investors, LLC, Membership Interests(13)(14)(15)	45,488	$14,230,813

		$14,230,813

Security	Principal Amount	Value

Technology — 0.0%

Avaya, Inc., Escrow Certificates(13)(14)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $4,017,074)		$14,230,813

Short-Term Investments — 3.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(16)	173,344,885	$173,344,885

Total Short-Term Investments (identified cost $173,344,885)		$173,344,885

Total Investments — 99.6% (identified cost $4,629,163,261)		$4,699,719,167

Less Unfunded Loan Commitments — (0.0)%(10)		$(771,000)

Net Investments — 99.6% (identified cost $4,628,392,261)		$4,698,948,167

Other Assets, Less Liabilities — 0.4%		$17,632,621

Net Assets — 100.0%		$4,716,580,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $2,563,316,422 or 54.3% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $28,065,854 or 0.6% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	Fixed-rate loan.

(13)	Non-income producing security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(15)	Restricted security (see Note 5).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	53,565,620	EUR	47,633,429	State Street Bank and Trust Company	7/31/19	$—	$(269,598)

						$—	$(269,598)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $4,455,047,376)	$4,525,603,282

Affiliated investment, at value (identified cost, $173,344,885)	173,344,885

Cash	1,552,793

Foreign currency, at value (identified cost, $26)	25

Interest receivable	69,618,717

Dividends receivable from affiliated investment	429,293

Receivable for investments sold	7,432,354

Total assets	$4,777,981,349

Liabilities

Payable for investments purchased	$41,213,231

Payable for when-issued securities	17,152,000

Payable for open forward foreign currency exchange contracts	269,598

Payable to affiliates:

Investment adviser fee	2,328,196

Trustees’ fees	9,042

Accrued expenses	428,494

Total liabilities	$61,400,561

Net Assets applicable to investors’ interest in Portfolio	$4,716,580,788

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$139,467,895

Dividends	493,392

Dividends from affiliated investment	2,278,633

Total investment income	$142,239,920

Expenses

Investment adviser fee	$13,547,624

Trustees’ fees and expenses	54,833

Custodian fee	398,604

Legal and accounting services	78,145

Miscellaneous	51,986

Total expenses	$14,131,192

Net investment income	$128,108,728

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(32,043,347)

Investment transactions — affiliated investment	3,719

Foreign currency transactions	(96,917)

Forward foreign currency exchange contracts	1,616,937

Net realized loss	$(30,519,608)

Change in unrealized appreciation (depreciation) —

Investments	$117,166,642

Investments — affiliated investment	6,047

Foreign currency	6,239

Forward foreign currency exchange contracts	(476,246)

Net change in unrealized appreciation (depreciation)	$116,702,682

Net realized and unrealized gain	$86,183,074

Net increase in net assets from operations	$214,291,802

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$128,108,728	$279,901,655

Net realized gain (loss)	(30,519,608)	10,447,289

Net change in unrealized appreciation (depreciation)	116,702,682	(262,010,765)

Net increase in net assets from operations	$214,291,802	$28,338,179

Capital transactions —

Contributions	$276,530,120	$248,837,596

Withdrawals	(465,401,660)	(1,301,449,921)

Net decrease in net assets from capital transactions	$(188,871,540)	$(1,052,612,325)

Net increase (decrease) in net assets	$25,420,262	$(1,024,274,146)

Net Assets

At beginning of period	$4,691,160,526	$5,715,434,672

At end of period	$4,716,580,788	$4,691,160,526

31	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.63	%(2)	0.62%	0.61%	0.61%	0.62%	0.62%

Net investment income	5.67	%(2)	5.49%	5.51%	5.79%	5.78%	5.81%

Portfolio Turnover	15	%(3)	39%	41%	34%	36%	43%

Total Return	5.00	%(3)	0.50%	7.94%	7.42%	0.28%	5.74%

Net assets, end of period (000’s omitted)	$4,716,581		$4,691,161	$5,715,435	$6,492,434	$5,605,271	$5,045,293

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

32	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Income Fund of Boston, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

33

Boston Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

34

Boston Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $13,547,624 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $637,078,193 and $711,023,956, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,634,914,232

Gross unrealized appreciation	$133,111,414

Gross unrealized depreciation	(69,347,077)

Net unrealized appreciation	$63,764,337

5  Restricted Securities

At April 30, 2019, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$10,249,556

HF Holdings, Inc.	10/27/09	3,400	182,613	8,398

New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	53,568

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	174,336

Total Common Stocks			$8,522,302	$10,485,858

35

Boston Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Shares	Cost	Value

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$4,298,216

Total Convertible Preferred Stocks			$2,928,000	$4,298,216

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$4,017,074	$14,230,813

Total Miscellaneous			$4,017,074	$14,230,813

Total Restricted Securities			$15,467,376	$29,014,887

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $269,598. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

36

Boston Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$ —	$(269,598	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(269,598)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

State Street Bank and Trust Company	$(269,598)	$—	$—	$—	$(269,598)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,616,937	$(476,246)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $50,769,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt

37

Boston Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,000,513,840	$—	$4,000,513,840

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	465,106,574	—	465,106,574

Common Stocks	4,672,231	—	10,485,858	15,158,089

Convertible Preferred Stocks	—	—	4,298,216	4,298,216

Exchange-Traded Funds	26,295,750	—	—	26,295,750

Miscellaneous	—	—	14,230,813	14,230,813

Short-Term Investments	—	173,344,885	—	173,344,885

Total Investments	$30,967,981	$4,638,965,299	$29,014,887	$4,698,948,167

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(269,598)	$—	$(269,598)

Total	$—	$(269,598)	$—	$(269,598)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

38

Eaton Vance

Income Fund of Boston

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

39

Eaton Vance

Income Fund of Boston

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

40

Eaton Vance

Income Fund of Boston

April 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

41

Eaton Vance

Income Fund of Boston

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Boston Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019